Cash and cash equivalents (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure Of Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	September 30, 2022	September 30, 2021
	($)	($)
Cash and cash equivalents consist of:
Cash at bank	7,048	5,905
Guaranteed Investment Certificates	—	4,000
	7,048	9,905